Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Finished products	$ 3,018,302	$ 3,096,459
Work in process	492,015	586,036
Raw materials	847,909	759,035
Supplies	657,763	659,700
Inventory Total	$ 5,015,989	$ 5,101,230